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Private Real Estate Strategy via Liquid REITs ETF
SUMMARY
Investment Objective
The Private Real Estate Strategy via Liquid REITs ETF (the “Fund”) seeks total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Private Real Estate Strategy via Liquid REITs ETF Private Real Estate Strategy via Liquid REITs ETF	[1]
Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.59%
[1]	The Fund’s investment adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Private Real Estate Strategy via Liquid REITs ETF | Private Real Estate Strategy via Liquid REITs ETF | USD ($)	60	189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest in a diversified portfolio of publicly-traded real estate investment trusts (“REITs”) and mortgage-backed securities (“MBS”) listed primarily on U.S. stock exchanges, and to a lesser extent, stock exchanges in Canada, Europe, and Asia.

The Fund will invest in REITs and MBS that, in the determination of Armada ETF Advisors LLC (the “Sub-Adviser”), the Fund’s sub-adviser, have similar qualitative characteristics to the aggregate real estate portfolio holdings of a select group of public, non-traded REITs. Non-traded REITs are real estate funds whose shares do not trade on stock exchanges. Rather, they generally can be sold only to accredited and institutional investors. The non-traded REITs tracked by the Sub-Adviser are public, SEC-registered companies that make regular, publicly available filings with the SEC. In particular, the Sub-Adviser tracks the publicly available real estate portfolio holdings of non-traded REITs managed by, in the Sub-Adviser’s view, large, well-managed global real estate firms. Public, non-traded REITs typically invest directly in real estate. In contrast, the Sub-Adviser will seek similar strategic themes for the Fund by investing in publicly-traded REITs.

The global real estate firms which the Sub-Adviser evaluates have extensive market and asset-level knowledge which comes from owning and managing large portfolios of real estate assets across many geographies and property sectors. In general, these firms have access to extensive real-time market data which enables them to identify and act upon market conditions and trends. The Sub-Adviser, in turn, uses publicly available data of the non-traded REITs managed by these firms to seek to benefit from the firms’ knowledge and provide effective strategic asset allocation across property sectors and geographies. In particular, the Sub-Adviser analyzes third-party data as well as the non-traded REITs’ public filings, such as financial disclosures and supplemental reports (e.g., 10-Q, 10-K, annual reports, etc.).

The Sub-Adviser analyzes third-party data and public filings for a select group of public, non-traded REITs from various sources (the “Select Non-Traded REITs”). The Sub-Adviser then seeks to create an investment portfolio for the Fund with similar qualitative characteristics to the aggregate real estate portfolio holdings of the Select Non-Traded REITs, including:

●	Sector (e.g., residential, industrial, self-storage).
●	Geographical (e.g., U.S. regions (East, Southwest, etc.), Europe, and Asia).
●	Portfolio quality (e.g., occupancy rates, term of leases, and stability of cash flows) and the Sub-Adviser’s estimates of the portfolio’s cash flow growth potential.
●	Term structure of balance sheet (e.g., the composition of the Select Non-Traded REITs’ assets, liabilities, and outstanding equity) and overall leverage characteristics (e.g., debt-to-equity ratio).
●	Valuations (e.g., net asset value).

As a hypothetical example, if the aggregate real estate portfolio holdings of the Select Non-Traded REITs reflected one-third in residential properties, one-third in industrial properties, and one-third in self-storage properties, the Sub-Adviser will construct the Fund’s portfolio to have similar one-third allocations to each of those same types of real estate holdings, albeit indirectly, via publicly-traded REITs. Likewise, the Sub-Adviser will seek to construct the Fund’s portfolio to have geographical allocations and other qualitative characteristics that reflect the geographical allocations and other qualitative characteristics of the Select Non-Traded REITs’ aggregate real estate portfolio holdings.

The Sub-Adviser uses a combination of quantitative and qualitative considerations in the analysis of publicly-traded REITs including corporate track record, asset quality, balance sheet quality, financial transparency and disclosure and valuation. In evaluating publicly-traded REITs, the Sub-Adviser relies on both third-party data providers, as well as public filings, such as financial disclosures and supplemental reports.

Notwithstanding the foregoing, publicly-traded REITs typically have less leverage (lower debt-to-asset ratios) than comparable non-traded REITs. As a result, the Fund’s portfolio is generally expected to reflect a lower amount of leverage than the Select Non-Traded REITs.

Eligible Securities:

1.	REITS: The Fund will invest in a wide variety of REITs. The types of REITs, and a high-level description of the types of properties different REITs own or manage include:
●	Residential REITs – residential properties, such multifamily housing, single-family rental housing, and senior housing.
●	Industrial REITs – properties that are used for manufacturing, production, storage, and distribution of goods.
●	Net Lease REITs – properties that are leased to commercial tenants under “triple net leases” which make the tenants responsible for paying for the property’s operating costs (such as taxes, insurance, utilities, and common area costs).
●	Hospitality REITs – hotels, motels, and similar properties.
●	Self-storage REITs – storage facility properties.

In addition, the Fund may invest in:

●	Retail REITs – properties that have retail space, such as malls, outlet centers, and shopping centers.
●	Office REITs - office buildings.

2.	MBS: The Fund will invest to a limited extent in MBS, both residential MBS (“RMBS”) and commercial MBS (“CMBS”). Because most non-traded REITs invest in MBS primarily for liquidity purposes, under normal market conditions, the Fund will generally only hold between zero and 10% of its net assets in MBS.

Additional Portfolio Attributes

The Fund’s REIT investments will primarily be U.S.-listed REITs, which seek to track similar qualitative characteristics of the current real estate portfolio holdings of the Select Non-Traded REITs whose holdings information is publicly available. The Fund may hold REITs that are listed on non-U.S. exchanges. The Fund’s portfolio will generally consist of between 20-50 REITs and between 0-5 MBSs.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in REITs. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the real estate industry. The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.armadaetfs.com.

Private Real Estate Strategy via Liquid REITs ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Private Real Estate Strategy via Liquid REITs ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Private Real Estate Strategy via Liquid REITs ETF | Equity Market Risk [Member]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Private Real Estate Strategy via Liquid REITs ETF | REIT Risk [Member]

REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses. The valuation methods used by public, non-traded REITs to value underlying holdings may differ from the valuation methods used by publicly-traded REITs in which the Fund invests. As a result, the underlying valuations of properties held by public, non-traded REITs may diverge from valuations of properties held by publicly-traded REITs.

Private Real Estate Strategy via Liquid REITs ETF | Debt Securities Risk [Member]
Debt Securities Risk. The Fund invests in asset-backed securities, which are debt securities that involve certain risks, including:
Private Real Estate Strategy via Liquid REITs ETF | Call Risk [Member]

●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Private Real Estate Strategy via Liquid REITs ETF | Event Risk [Member]

●	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Private Real Estate Strategy via Liquid REITs ETF | Extension Risk [Member]

●	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

Private Real Estate Strategy via Liquid REITs ETF | Real Estate Securities Risk [Member]

Real Estate Securities Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in certain REITs. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Private Real Estate Strategy via Liquid REITs ETF | Mortgage-Related Securities (MBS) Risk [Member]

Mortgage-Related Securities (MBS) Risk. Mortgage-related securities, including CMBS and RMBS, may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

Private Real Estate Strategy via Liquid REITs ETF | Commercial Mortgage-Backed Securities (CMBS) Risk [Member]

●	Commercial Mortgage-Backed Securities (CMBS) Risk. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Private Real Estate Strategy via Liquid REITs ETF | Residential Mortgage-Backed Securities (“RMBS”) Risk [Member]

●	Residential Mortgage-Backed Securities (“RMBS”) Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Private Real Estate Strategy via Liquid REITs ETF | Concentration Risk [Member]

Concentration Risk. The Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Private Real Estate Strategy via Liquid REITs ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Private Real Estate Strategy via Liquid REITs ETF | Cash Redemption Risk [Member]

○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., MBS that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

Private Real Estate Strategy via Liquid REITs ETF | Costs of Buying or Selling Shares [Member]

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Private Real Estate Strategy via Liquid REITs ETF | Shares May Trade at Prices Other Than NAV [Member]

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Private Real Estate Strategy via Liquid REITs ETF | Trading [Member]

○	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Private Real Estate Strategy via Liquid REITs ETF | Data Risk [Member]

Data Risk. The Sub-Adviser relies heavily on publicly available data about non-traded REITs and publicly-traded REITs. If data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Data been correct and complete.

Private Real Estate Strategy via Liquid REITs ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Private Real Estate Strategy via Liquid REITs ETF | Management Risk [Member]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Sub-Adviser’s strategy is based on its analysis of both non-traded REITs and publicly-traded REITs. A number of factors, such as the location and quality of actual real estate included in a REIT, as well as tenancy rates and leverage, can have a significant impact on a REIT’s performance and cause the performance of REITs with similar asset allocations to vary widely performance-wise. Further, REITs are sensitive to socio-economic trends, such as work-from-home, demographic shifts, and interest rate changes. The Sub-Adviser analyzes such factors for the Fund’s investment strategy. However, the Sub-Adviser’s analysis concerning particular REITs may prove to be inaccurate, which could cause the Fund’s portfolio to behave differently than anticipated.

Private Real Estate Strategy via Liquid REITs ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Private Real Estate Strategy via Liquid REITs ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Private Real Estate Strategy via Liquid REITs ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.